Equity- Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Nov. 13, 2013	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2016	Jan. 31, 2015	Dec. 31, 2010
Class of Stock [Line Items]
Income (Loss) from Equity Method Investments			$ 7	$ 26
Share-based Compensation, Less Business Combination Related Costs			111	82	$ 56
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			$ 96	$ 138	$ 62
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			691,518	560,380	825,919
Granted, Number of options			176,467	154,202	152,361
Stock-based compensation			$ 111	$ 97	$ 64
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense			16	28	17
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount			11	7	7
Tax benefits from stock option plans			$ 19	$ 26	8
Common Stock, Capital Shares Reserved for Future Issuance		3,500,000	3,500,000
Number of Options, Exercised		539,973	539,973
Weighted Average Exercise Price, Exercised		$ 139	$ 139
Share-Based Compensation, Performance Share Awards, Compensation Expense if Target Performance is Met			$ 40
Share-Based Compensation, Performance Share Awards, Shares Vesting if Target Performance is Met			165,462
Share Based Compensation, Performance Share Awards, Maximum Compensation Expense			$ 80		$ 31
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises			195,859	240,676	430,677
Treasury Stock, Shares, Retired	7,560,480
Treasury shares retired in connection with formation of ICE Group	$ 741
Repurchases of common stock, Shares				2,868,769	3,231,484
Repurchases of common stock			$ 660	$ 645
Stock Repurchase Program, Remaining Authorized Repurchase Amount		$ 137	$ 137
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 199	$ 199	$ 176.82	$ 147.00			$ 113.25
Employee Stock Option [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 22	$ 39	$ 24
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share Based Compensation Arrangement By Share Based Payment Award Awards Exercise Period			10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 7	$ 7
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 9 months 6 days
Number of Options, Exercised		539,973	539,973	561,844	689,046
Weighted Average Exercise Price, Exercised		$ 139	$ 139	$ 117	$ 90
Employee Stock Option [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock Options Granted Expire Period			14 days
Employee Stock Option [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock Options Granted Expire Period			60 days
Employee Stock Option [Member] | NYSE Euronext [Member]
Class of Stock [Line Items]
Granted, Number of options			3,644
Time Based And Performance Based Restricted Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			691,518	560,380	586,317
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 112	$ 112
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 3 months 6 days
Time Based Restricted Units [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			374,357	385,897	249,670
Performance Based Restricted Stock Units [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			317,161
Stock-based compensation			$ 37	$ 9
Stock Granted, Value, Share-based Compensation, Net of Forfeitures			63
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Typical Vesting Period		3 years			3 years
Performance Based Restricted Stock Units [Member] | Maximum [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangement By Share Based Payment Shares Reserved For Future Issuance					154,912		429,468
Performance Based Restricted Stock Units [Member] | Maximum [Member] | Subsequent Event [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangement By Share Based Payment Shares Reserved For Future Issuance						330,924
Performance Based Restricted Stock Units Grant Twenty Thirteen [Member]
Class of Stock [Line Items]
Stock-based compensation			$ 10
NYSE Euronext Restricted Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			239,488
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 197.80	$ 197.80
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Treasury shares retired in connection with formation of ICE Group	541
Retained Earnings [Member]
Class of Stock [Line Items]
Treasury shares retired in connection with formation of ICE Group	$ 200